COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Purchase of grains	$ 53,994	$ 97,641
Mortgages to banks	$ 25,464		$ 25,464